UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                         811-09745

UBS MUTUAL FUNDS SECURITIES TRUST
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York	10019-6114
(Address of principal executive offices)	(Zip code)

James Capezzuto UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-647-1568

Date of fiscal year end:	9/30/05

Date of reporting period:	07/01/2004 – 06/30/2005

Item 1.           Proxy Voting Record.

UBS Enhanced Nasdaq 100 Fund

Closed 11/7/2003

UBS Enhanced S&P 500 Fund

Closed 11/7/2003

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UBS Mutual Funds Securities Trust

By (Signature and Title)*	/s/ W. Douglas Beck

President

Date	August 26, 2005

* Print the name and title of each signing officer under his or her signature.